UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Bond Fund

Investor Class (PREMX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$49	0.98%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,075,280
Number of Portfolio Holdings	395

Portfolio Turnover Rate	20.8%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.3%
AA Rated	2.4
A Rated	7.2
BBB Rated	30.3
BB Rated and Below	56.2
Not Rated	1.4
Reserves	2.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	3.5%
Republic of Panama	3.3
Republic of Angola	3.2
Republic of Colombia	2.9
Sultanate of Oman	2.8
Republic of Indonesia	2.8
Arab Republic of Egypt	2.7
Republic of Ivory Coast	2.7
Republic of Turkiye	2.6
Dominican Republic	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F110-053 8/24

Emerging Markets Bond Fund

Investor Class (PREMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Bond Fund

Advisor Class (PAIKX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$58	1.15%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,075,280
Number of Portfolio Holdings	395

Portfolio Turnover Rate	20.8%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.3%
AA Rated	2.4
A Rated	7.2
BBB Rated	30.3
BB Rated and Below	56.2
Not Rated	1.4
Reserves	2.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	3.5%
Republic of Panama	3.3
Republic of Angola	3.2
Republic of Colombia	2.9
Sultanate of Oman	2.8
Republic of Indonesia	2.8
Arab Republic of Egypt	2.7
Republic of Ivory Coast	2.7
Republic of Turkiye	2.6
Dominican Republic	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F210-053 8/24

Emerging Markets Bond Fund

Advisor Class (PAIKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Bond Fund

I Class (PRXIX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$36	0.71%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,075,280
Number of Portfolio Holdings	395

Portfolio Turnover Rate	20.8%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.3%
AA Rated	2.4
A Rated	7.2
BBB Rated	30.3
BB Rated and Below	56.2
Not Rated	1.4
Reserves	2.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	3.5%
Republic of Panama	3.3
Republic of Angola	3.2
Republic of Colombia	2.9
Sultanate of Oman	2.8
Republic of Indonesia	2.8
Arab Republic of Egypt	2.7
Republic of Ivory Coast	2.7
Republic of Turkiye	2.6
Dominican Republic	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F530-053 8/24

Emerging Markets Bond Fund

I Class (PRXIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Bond Fund

Z Class (TREZX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,075,280
Number of Portfolio Holdings	395

Portfolio Turnover Rate	20.8%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.3%
AA Rated	2.4
A Rated	7.2
BBB Rated	30.3
BB Rated and Below	56.2
Not Rated	1.4
Reserves	2.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	3.5%
Republic of Panama	3.3
Republic of Angola	3.2
Republic of Colombia	2.9
Sultanate of Oman	2.8
Republic of Indonesia	2.8
Arab Republic of Egypt	2.7
Republic of Ivory Coast	2.7
Republic of Turkiye	2.6
Dominican Republic	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1248-053 8/24

Emerging Markets Bond Fund

Z Class (TREZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund
PAIKX Emerging Markets Bond
Fund–
.
Advisor Class
PRXIX Emerging Markets Bond
Fund–
.
I Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9.12 $ 8.50 $ 10.81 $ 11.59 $ 11.63 $ 11.01
Investment
activities
Net investment
income
(1)(2)
0.25 0.47 0.44 0.50 0.54 0.61
Net realized and
unrealized gain/
loss (0.05) 0.62 (2.31) (0.78) (0.05) 0.62
Total from
investment
activities 0.20 1.09 (1.87) (0.28) 0.49 1.23
Distributions
Net investment
income (0.25) (0.47) (0.44) (0.48) (0.51) (0.59)
Tax return of
capital — — — (0.02) (0.02) (0.02)
Total distributions (0.25) (0.47) (0.44) (0.50) (0.53) (0.61)
NET ASSET
VALUE
End of period $ 9.07 $ 9.12 $ 8.50 $ 10.81 $ 11.59 $ 11.63

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
2.20% 13.26% (17.31)% (2.45)% 4.62% 11.30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.98%
(4)
0.98% 0.99% 0.91% 0.90% 0.90%
Net expenses
after waivers/
payments by
Price Associates 0.98%
(4)
0.98% 0.99% 0.91% 0.90% 0.90%
Net investment
income 5.54%
(4)
5 .44% 4.89% 4.48% 4.87% 5.24%
Portfolio turnover
rate 20.8% 23.0% 36.6% 38.1% 58.2% 42.9%
Net assets, end of
period (in millions) $363 $379 $540 $1,016 $1,715 $4,602
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9.12 $ 8.50 $ 10.81 $ 11.59 $ 11.63 $ 11 .01
Investment
activities
Net investment
income
(1)(2)
0.24 0.45 0.42 0.52 0.54 0.59
Net realized and
unrealized gain/
loss (0.05) 0.62 (2.30) (0.83) (0.09) 0.60
Total from
investment
activities 0.19 1.07 (1.88) (0.31) 0.45 1.19
Distributions
Net investment
income (0.24) (0.45) (0.43) (0.45) (0.47) (0.55)
Tax return of
capital — — — (0.02) (0.02) (0.02)
Total distributions (0.24) (0.45) (0.43) (0.47) (0.49) (0.57)
NET ASSET
VALUE
End of period $ 9.07 $ 9.12 $ 8.50 $ 10.81 $ 11.59 $ 11.63

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
2.12% 13.06% (17.43)% (2.72)% 4.30% 10.96%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2.02%
(4)
1.40% 1.40% 1.51% 1.33% 1.33%
Net expenses
after waivers/
payments by
Price Associates 1.15%
(4)
1.15% 1.15% 1.19% 1.20% 1.20%
Net investment
income 5.36%
(4)
5.27% 4.74% 4.62% 4.86% 5.09%
Portfolio turnover
rate 20.8% 23.0% 36.6% 38.1% 58.2% 42.9%
Net assets, end
of period (in
thousands) $74 $87 $107 $209 $213 $528
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 9.11 $ 8.49 $ 10.80 $ 11.58 $ 11.62 $ 11.01
Investment
activities
Net investment
income
(1)(2)
0.26 0.49 0.46 0.52 0.55 0.62
Net realized and
unrealized gain/
loss (0.05) 0.62 (2.30) (0.78) (0.05) 0.61
Total from
investment
activities 0.21 1.11 (1.84) (0.26) 0.50 1.23
Distributions
Net investment
income (0.26) (0.49) (0.47) (0.50) (0.52) (0.60)
Tax return of
capital — — — (0.02) (0.02) (0.02)
Total distributions (0.26) (0.49) (0.47) (0.52) (0.54) (0.62)
NET ASSET
VALUE
End of period $ 9.06 $ 9.11 $ 8.49 $ 10.80 $ 11.58 $ 11.62

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
2.34% 13.57% (17.09)% (2.30)% 4.77% 11.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.74%
(4)
0.76% 0.75% 0.75% 0.76% 0.77%
Net expenses
after waivers/
payments by
Price Associates 0.71%
(4)
0.71% 0.71% 0.75% 0.76% 0.77%
Net investment
income 5.81%
(4)
5.74% 5.22% 4.61% 5.03% 5.38%
Portfolio turnover
rate 20.8% 23.0% 36.6% 38.1% 58.2% 42.9%
Net assets, end of
period (in millions) $739 $632 $439 $474 $462 $1,224
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.12 $ 8.51 $ 10.82 $ 11.60 $ 10.11
Investment activities
Net investment income
(2)(3)
0.29 0.55 0.53 0.60 0.48
Net realized and unrealized
gain/loss (0.05) 0.61 (2.31) (0.78) 1.50
(4)
Total from investment activities 0.24 1.16 (1.78) (0.18) 1.98
Distributions
Net investment income (0.29) (0.55) (0.53) (0.57) (0.47)
Tax return of capital — — — (0.03) (0.02)
Total distributions (0.29) (0.55) (0.53) (0.60) (0.49)
NET ASSET VALUE
End of period $ 9.07 $ 9.12 $ 8.51 $ 10.82 $ 11.60

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
2.70% 14.22% (16.45)% (1.56)% 20.07%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.72%
(6)
0.72% 0.72% 0.75% 0.75%
(6)
Net expenses after waivers/
payments by Price Associates 0.00%
(6)
0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 6.52%
(6)
6.43% 5.93% 5.34% 5.55%
(6)
Portfolio turnover rate 20.8% 23.0% 36.6% 38.1% 58.2%
Net assets, end of period (in
millions) $2,973 $3,103 $2,964 $3,384 $3,105
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio from the underlying Price Funds .
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.1%
Government Bonds 1.1%
Republic of Albania, 3.50%, 6/16/27 (EUR)  145,000 151
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 17,725,000 17,148
Republic of Albania, 3.50%, 11/23/31 (EUR)  10,250,000 9,916
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 14,008
Republic of Albania, 5.90%, 6/9/28 (EUR)  1,696,000 1,874
Total Albania (Cost $43,739) 43,097
ANGOLA 3.2%
Government Bonds 3.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  61,455,000 55,408
Republic of Angola, 8.25%, 5/9/28 (USD)  48,105,000 45,313
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 360,000 320
Republic of Angola, 8.75%, 4/14/32 (USD)  7,240,000 6,425
Republic of Angola, 9.125%, 11/26/49 (USD)  14,900,000 12,256
Republic of Angola, 9.375%, 5/8/48 (USD)  5,550,000 4,656
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,629
Total Angola (Cost $130,333) 130,007
ARGENTINA 1.3%
Government Bonds 1.3%
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  24,388,000 13,792
Republic of Argentina, STEP, 3.625%, 7/9/35 (USD)  42,719,679 17,997
Republic of Argentina, STEP, 4.25%, 1/9/38 (USD)  43,680,279 20,052
Total Argentina (Cost $50,558) 51,841
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 14,550,000 12,786
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 6,217
Total Bahamas (Cost $21,233) 19,003
BAHRAIN 1.7%
Government Bonds 1.7%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 8,708,000 7,843

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  23,060,000 23,427
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  24,120,000 24,895
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  13,000,000 12,442
Total Bahrain (Cost $72,496) 68,607
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 14,111,235 13,471
Total Barbados (Cost $13,745) 13,471
BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 5.00%, 7/15/32 (USD)  12,257,000 11,845
Total Bermuda (Cost $12,177) 11,845
BRAZIL 4.5%
Corporate Bonds 2.0%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 7,160,000 7,452
Banco do Brasil , 6.00%, 3/18/31 (USD) (1) 6,820,000 6,680
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 9,755,000 9,204
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 5,480,000 5,602
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 8,340,000 8,445
Cosan Overseas, 8.25% (USD) (2) 6,085,000 6,191
Globo Comunicacao e Participacoes , 4.875%, 1/22/30 (USD)  28,650,000 25,399
Globo Comunicacao e Participacoes , 5.50%, 1/14/32 (USD) (1) 7,645,000 6,701
Globo Comunicacao e Participacoes , 5.50%, 1/14/32 (USD)  8,220,000 7,205
82,879
Government Bonds 2.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  31,475,000 5,240
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  226,577,000 36,630
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 6,992
Republic of Brazil, 6.125%, 3/15/34 (USD)  31,280,000 30,117
Republic of Brazil, 6.25%, 3/18/31 (USD)  17,250,000 17,144
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,540,000 3,428
99,551
Total Brazil (Cost $191,032) 182,430

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 14,980,000 16,700
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  2,275,000 2,579
Total Bulgaria (Cost $18,169) 19,279
CHILE 2.4%
Corporate Bonds 2.4%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(3) 3,191,000 3,146
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 13,190,000 13,216
Agrosuper , 4.60%, 1/20/32 (USD) (1) 13,900,000 12,191
Banco del Estado de Chile, VR, 7.95% (USD) (1)(2)(3) 9,160,000 9,468
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 10,908,000 9,465
Celulosa Arauco y Constitucion , 3.875%, 11/2/27 (USD)  5,100,000 4,772
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (USD) (1) 6,160,000 5,717
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,442
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,378
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 5,670,000 5,413
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 5,810,000 6,013
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 7,892
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 2,651
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 10,691
Total Chile (Cost $112,352) 99,455
CHINA 1.4%
Government Bonds 1.4%
People's Republic of China, Series INBK, 2.28%, 3/25/31  229,000,000 31,819
People's Republic of China, Series INBK, 2.62%, 6/25/30  126,500,000 17,912
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,181
Total China (Cost $55,705) 55,912
COLOMBIA 4.1%
Corporate Bonds 1.0%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,419

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 11,142
Bancolombia , VR, 4.625%, 12/18/29 (USD) (3) 11,790,000 11,396
Ecopetrol , 6.875%, 4/29/30 (USD)  2,240,000 2,153
Ecopetrol , 8.375%, 1/19/36 (USD)  8,810,000 8,659
Ecopetrol , 8.875%, 1/13/33 (USD)  4,510,000 4,661
39,430
Government Bonds 2.9%
Republic of Colombia, 3.00%, 1/30/30 (USD)  2,918,000 2,393
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 18,202
Republic of Colombia, 4.125%, 5/15/51 (USD)  9,615,000 5,783
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 4,093
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 25,887
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,918
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 7,941
Republic of Colombia, 7.50%, 2/2/34 (USD)  8,325,000 8,353
Republic of Colombia, 8.00%, 11/14/35 (USD)  6,330,000 6,523
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,010,000 4,227
Republic of Colombia, Series B, 7.00%, 3/26/31  91,235,300,000 18,516
118,836
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22 -
3/27/24, Cost $2,650 (USD) (4)(5) † 254
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,312 (USD) (4)(5) † 4,288
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $2,650 (USD) (4)(5) † 2,643
7,185
Total Colombia (Cost $180,263) 165,451
COSTA RICA 1.0%
Government Bonds 1.0%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,569
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  1,500,000 1,511
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,696
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 26,605,000 27,967
Total Costa Rica (Cost $37,825) 39,743
DOMINICAN REPUBLIC 2.2%
Government Bonds 2.2%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 5,335,000 4,862

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 21,630,000 19,416
Dominican Republic, 4.875%, 9/23/32 (USD)  22,400,000 20,107
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,113
Dominican Republic, 5.875%, 1/30/60 (USD)  8,204,000 6,981
Dominican Republic, 6.60%, 6/1/36 (USD) (1) 3,320,000 3,312
Dominican Republic, 6.85%, 1/27/45 (USD)  24,265,000 23,975
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 1,950,000 2,009
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 335
Total Dominican Republic (Cost $87,621) 88,110
ECUADOR 1.2%
Government Bonds 1.2%
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD) (1) 4,003,728 2,003
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD)  15,700,000 7,852
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD) (1) 56,490,750 35,922
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 3,787
Total Ecuador (Cost $59,933) 49,564
EGYPT 3.1%
Government Bonds 3.1%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  15,279,000 13,789
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 3,736
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  2,055,000 1,861
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  8,875,000 5,970
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  27,225,000 24,754
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  11,096,000 9,079
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 15,793
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  46,396,000 34,497
Arab Republic of Egypt, Treasury Bills, Series 364D, 25.802%,
9/24/24  869,075,000 17,135
Total Egypt (Cost $137,617) 126,614
EL SALVADOR 1.5%
Government Bonds 1.5%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 8,380,000 259
Republic of El Salvador, 5.875%, 1/30/25 (USD)  9,230,000 9,104
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 850
Republic of El Salvador, 7.625%, 2/1/41 (USD)  3,418,000 2,335
Republic of El Salvador, 7.65%, 6/15/35 (USD)  26,556,000 19,328

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 8.25%, 4/10/32 (USD)  5,695,000 4,506
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 29,395,000 26,197
Total El Salvador (Cost $61,484) 62,579
GHANA 0.6%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 7,820
7,820
Government Bonds 0.4%
Republic of Ghana, 6.375%, 2/11/27 (USD) (6) 15,795,000 8,052
Republic of Ghana, 8.125%, 1/18/26 (USD) (6) 4,530,000 2,357
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)(6) 1,450,000 735
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 5,777
16,921
Total Ghana (Cost $25,134) 24,741
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,713,451 1,540
Total Grenada (Cost $1,567) 1,540
GUATEMALA 1.7%
Government Bonds 1.7%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,440
Republic of Guatemala, 4.875%, 2/13/28 (USD)  8,000,000 7,714
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 1,813,000 1,726
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,125
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 6,850,000 6,620
Republic of Guatemala, 5.375%, 4/24/32 (USD)  7,720,000 7,374
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 29,447,000 29,750
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 8,150,000 8,570
Total Guatemala (Cost $71,056) 69,319
INDIA 3.8%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,567
Greenko Power II, 4.30%, 12/13/28 (USD)  10,583,500 9,680

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Reliance Industries, 2.875%, 1/12/32 (USD)  13,000,000 11,023
State Bank of India, 5.00%, 1/17/29 (USD)  9,860,000 9,793
33,063
Government Bonds 3.0%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,425
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,981
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 62,380
Republic of India, 7.10%, 4/8/34  1,652,000,000 19,950
Republic of India, 7.18%, 8/14/33  1,636,000,000 19,797
120,533
Total India (Cost $161,991) 153,596
INDONESIA 5.4%
Corporate Bonds 1.2%
Bank Negara Indonesia Persero , 3.75%, 3/30/26 (USD)  8,047,000 7,696
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 20,133
Pertamina Persero , 5.625%, 5/20/43 (USD)  9,776,000 9,439
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,389
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 9,188
50,845
Government Bonds 4.2%
Perusahaan Penerbit , 2.80%, 6/23/30 (USD)  31,150,000 27,268
Perusahaan Penerbit , 4.15%, 3/29/27 (USD)  13,335,000 13,015
Perusahaan Penerbit , 4.40%, 3/1/28 (USD)  200,000 195
Perusahaan Penerbit , 4.45%, 2/20/29 (USD)  2,761,000 2,684
Perusahaan Penerbit , 4.55%, 3/29/26 (USD)  13,020,000 12,887
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,228
Republic of Indonesia, 4.55%, 1/11/28 (USD)  3,600,000 3,528
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 41,420
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 21,369
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  392,306,000,000 23,444
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  349,793,000,000 21,272
170,310
Total Indonesia (Cost $248,948) 221,155
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  500,000 468
Total Iraq (Cost $465) 468

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,750,000 7,868
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  75,050,000 66,724
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  24,185,000 20,231
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 14,610,000 14,216
Total Ivory Coast (Cost $110,484) 109,039
JAMAICA 0.6%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,501,078 5,738
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,603,129 2,298
8,036
Government Bonds 0.4%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,733
Government of Jamaica, 8.00%, 3/15/39 (USD)  12,930,000 15,185
16,918
Total Jamaica (Cost $27,636) 24,954
JORDAN 2.0%
Government Bonds 2.0%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  56,800,000 50,995
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 19,830,000 19,446
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,140,000 9,068
Total Jordan (Cost $88,456) 79,509
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 5.75%, 4/19/47 (USD)  16,645,000 14,527
Total Kazakhstan (Cost $15,441) 14,527
KENYA 1.1%
Government Bonds 1.1%
Republic of Kenya, 7.25%, 2/28/28 (USD)  33,814,000 30,793
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 348

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 467
Republic of Kenya, 9.75%, 2/16/31 (USD) (1) 14,960,000 14,370
Total Kenya (Cost $46,126) 45,978
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,595
Total Kuwait (Cost $10,542) 9,595
MALAYSIA 0.8%
Government Bonds 0.8%
Government of Malaysia, Series 0318, 4.642%, 11/7/33  69,052,000 15,505
Government of Malaysia, Series 0419, 3.828%, 7/5/34  75,003,000 15,849
Total Malaysia (Cost $31,660) 31,354
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 494
Total Mauritius (Cost $461) 494
MEXICO 7.0%
Corporate Bonds 1.7%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,000,000 8,866
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 3,975,000 4,016
BBVA Bancomer , VR, 5.125%, 1/18/33 (USD) (3) 12,870,000 11,738
BBVA Bancomer , VR, 5.875%, 9/13/34 (USD) (3) 10,090,000 9,362
BBVA Bancomer , VR, 8.125%, 1/8/39 (USD) (1)(3) 6,170,000 6,252
BBVA Bancomer , VR, 8.45%, 6/29/38 (USD) (1)(3) 17,930,000 18,492
Cemex , VR, 9.125% (USD) (2)(3) 3,160,000 3,377
Cometa Energia , 6.375%, 4/24/35 (USD) (1) 6,085,552 5,912
Industrias Penoles , 4.75%, 8/6/50 (USD) (1) 2,990,000 2,300
70,315
Government Bonds 5.3%
Petroleos Mexicanos , 4.50%, 1/23/26 (USD)  34,150,000 32,518
Petroleos Mexicanos , 5.95%, 1/28/31 (USD)  19,340,000 15,598
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  24,330,000 23,198
Petroleos Mexicanos , 6.50%, 6/2/41 (USD)  58,473,000 39,852

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos , 8.75%, 6/2/29 (USD)  16,190,000 15,913
Petroleos Mexicanos , 10.00%, 2/7/33 (USD)  12,775,000 12,829
Petroleos Mexicanos , Series 13-2, 7.19%, 9/12/24  42,400,000 2,291
United Mexican States, 6.00%, 5/7/36 (USD)  18,180,000 17,745
United Mexican States, 6.35%, 2/9/35 (USD)  18,880,000 19,031
United Mexican States, Series M, 7.75%, 5/29/31  762,632,000 37,190
216,165
Total Mexico (Cost $307,135) 286,480
MONGOLIA 0.0%
Government Bonds 0.0%
State of Mongolia, 4.45%, 7/7/31 (USD)  675,000 570
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 364
Total Mongolia (Cost $938) 934
MONTENEGRO 0.7%
Government Bonds 0.7%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 26,480,000 26,606
Total Montenegro (Cost $26,623) 26,606
MOROCCO 1.8%
Corporate Bonds 0.3%
OCP, 5.125%, 6/23/51 (USD)  325,000 245
OCP, 7.50%, 5/2/54 (USD) (1) 10,350,000 10,571
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 207
11,023
Government Bonds 1.5%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 13,107
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  12,195,000 9,821
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  39,125,000 26,931
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 11,740,000 12,114
61,973
Total Morocco (Cost $76,181) 72,996
NIGERIA 0.8%
Government Bonds 0.8%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 725

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 445
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,393
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,176
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 291
Republic of Nigeria, 7.875%, 2/16/32 (USD)  29,990,000 25,971
Republic of Nigeria,Treasury Bill, Series 364D, 18.322%,
11/7/24  487,500,000 301
Total Nigeria (Cost $27,972) 31,302
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 345,000 384
Total North Macedonia (Cost $366) 384
OMAN 3.4%
Corporate Bonds 0.6%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,264
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 12,289
24,553
Government Bonds 2.8%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 17,846
Sultanate of Oman, 4.75%, 6/15/26 (USD)  22,055,000 21,649
Sultanate of Oman, 5.375%, 3/8/27 (USD)  4,400,000 4,368
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,100,000 8,103
Sultanate of Oman, 6.50%, 3/8/47 (USD)  20,210,000 20,204
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 14,990
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,753
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,878
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 6,874
115,665
Total Oman (Cost $140,185) 140,218
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  16,086,000 12,242
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 454
Total Pakistan (Cost $17,163) 12,696

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 3.8%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen , 4.00%, 8/11/41
(USD) (1) 5,920,000 4,465
Banco General, VR, 5.25% (USD) (1)(2)(3) 6,420,000 5,572
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 10,188
20,225
Foreign Government Obligations & Municipalities 0.1%
Republic of Panama, 6.853%, 3/28/54 (USD)  5,215,000 4,787
4,787
Government Bonds 3.2%
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 371
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 11,145
Republic of Panama, 6.40%, 2/14/35 (USD)  68,520,000 65,086
Republic of Panama, 6.875%, 1/31/36 (USD)  6,200,000 6,070
Republic of Panama, 7.50%, 3/1/31 (USD)  330,000 346
Republic of Panama, 7.875%, 3/1/57 (USD)  9,000,000 9,391
Republic of Panama, 8.00%, 3/1/38 (USD)  35,572,000 37,547
129,956
Total Panama (Cost $170,315) 154,968
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 11,272
11,272
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,576
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,290,000 8,905
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 216
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,827
Republic of Paraguay, 5.40%, 3/30/50 (USD)  24,949,000 21,857
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,947
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 430,000 428
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 2,870,000 2,892
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 968
46,616
Total Paraguay (Cost $66,376) 57,888

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 1.4%
Corporate Bonds 0.1%
Consorcio Transmantaro , 4.70%, 4/16/34 (USD) (1) 3,315,000 3,120
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,347,475 3,299
6,419
Government Bonds 1.3%
Republic of Peru, 2.78%, 12/1/60 (USD)  27,465,000 15,450
Republic of Peru, 3.30%, 3/11/41 (USD)  4,850,000 3,601
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,269
Republic of Peru, 5.625%, 11/18/50 (USD)  12,565,000 12,236
Republic of Peru, 7.60%, 8/12/39 (1) 61,850,000 16,262
51,818
Total Peru (Cost $70,452) 58,237
PHILIPPINES 1.6%
Corporate Bonds 1.0%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,712
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 9,157
International Container Terminal Services, 4.75%, 6/17/30
(USD)  14,100,000 13,543
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 14,411
42,823
Government Bonds 0.6%
Republic of Philippines, 2.65%, 12/10/45 (USD)  35,000,000 22,995
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,240,000 1,222
24,217
Total Philippines (Cost $82,485) 67,040
POLAND 1.0%
Government Bonds 1.0%
Republic of Poland, 3.875%, 2/14/33 (EUR)  8,700,000 9,604
Republic of Poland, 5.50%, 4/4/53 (USD)  5,790,000 5,689
Republic of Poland, Series 1034, 5.00%, 10/25/34  101,150,000 23,827
Total Poland (Cost $38,599) 39,120

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 2.2%
Corporate Bonds 1.0%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 8,200,000 7,071
QatarEnergy , 2.25%, 7/12/31 (USD) (1) 12,615,000 10,552
QatarEnergy , 2.25%, 7/12/31 (USD)  13,800,000 11,543
QatarEnergy , 3.125%, 7/12/41 (USD) (1) 18,715,000 13,968
43,134
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,358
State of Qatar, 4.40%, 4/16/50 (USD)  3,200,000 2,804
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 34,935
48,097
Total Qatar (Cost $118,815) 91,231
ROMANIA 1.9%
Corporate Bonds 0.4%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (3) 13,477,000 15,248
15,248
Government Bonds 1.5%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,371
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 4,864
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 5,684,000 3,931
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 24,206
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 18,021
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,248,000 8,345
61,738
Total Romania (Cost $93,031) 76,986
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%, 2/14/53 (USD)  21,446,000 18,582
18,582
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,622
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,142
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 12,670,000 12,465
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  5,800,000 5,667

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  14,550,000 13,068
KSA Sukuk , 2.969%, 10/29/29 (USD) (1) 3,140,000 2,845
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  9,250,000 8,603
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 33,659
82,071
Total Saudi Arabia (Cost $114,276) 100,653
SENEGAL 1.0%
Government Bonds 1.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  15,000,000 14,877
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,093
Republic of Senegal, 6.25%, 5/23/33 (USD)  30,030,000 25,256
Total Senegal (Cost $42,400) 41,226
SERBIA 1.9%
Government Bonds 1.9%
Republic of Serbia, 2.125%, 12/1/30 (USD)  43,525,000 34,841
Republic of Serbia, 6.00%, 6/12/34 (USD) (1) 12,300,000 12,123
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 11,930,000 12,086
Republic of Serbia, 6.50%, 9/26/33 (USD)  17,020,000 17,287
Total Serbia (Cost $80,174) 76,337
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (3) 15,800,000 17,355
Total Slovenia (Cost $17,500) 17,355
SOUTH AFRICA 1.6%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD) (1) 11,440,000 11,400
Transnet, 8.25%, 2/6/28 (USD)  8,725,000 8,694
20,094
Government Bonds 1.1%
Republic of South Africa, 5.65%, 9/27/47 (USD)  19,120,000 14,481
Republic of South Africa, 5.875%, 4/20/32 (USD)  7,175,000 6,668
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,597
Republic of South Africa, 7.30%, 4/20/52 (USD)  9,580,000 8,677

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series 2035, 8.875%, 2/28/35  186,540,000 8,682
47,105
Total South Africa (Cost $72,187) 67,199
SOUTH KOREA 0.5%
Corporate Bonds 0.3%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  10,930,000 10,928
POSCO, 5.75%, 1/17/28 (USD) (1) 2,140,000 2,168
13,096
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  3,840,000 3,866
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  1,910,000 1,932
5,798
Total South Korea (Cost $18,793) 18,894
SRI LANKA 1.9%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (5)(6) 1,449,000 1,116
1,116
Government Bonds 1.9%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (5)(6) 2,986,000 1,771
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (6) 36,775,000 21,852
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(6) 32,615,000 19,380
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (5)(6) 58,779,000 34,840
77,843
Total Sri Lanka (Cost $92,458) 78,959
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  12,900,000 11,752
Total Supranational (Cost $11,688) 11,752

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(7) 26,561,078 24,835
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 16,743,000 13,436
Total Suriname (Cost $27,402) 38,271
TANZANIA 0.4%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,781
2,781
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 12,560,000 12,514
12,514
Total Tanzania (Cost $15,524) 15,295
THAILAND 0.4%
Corporate Bonds 0.4%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 9,490,000 7,905
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 3,493
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  9,286,000 6,268
Total Thailand (Cost $20,538) 17,666
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 9,750,000 9,685
Total Trinidad and Tobago (Cost $9,750) 9,685
TÜRKIYE 2.6%
Government Bonds 2.6%
Republic of Turkiye , 4.25%, 4/14/26 (USD)  19,840,000 19,125
Republic of Turkiye , 4.875%, 10/9/26 (USD)  3,765,000 3,636
Republic of Turkiye , 4.875%, 4/16/43 (USD)  7,025,000 4,986
Republic of Turkiye , 6.00%, 1/14/41 (USD)  14,120,000 11,755
Republic of Turkiye , 6.50%, 9/20/33 (USD)  6,250,000 5,884

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkiye , 7.625%, 5/15/34 (USD)  12,190,000 12,297
Republic of Turkiye , 8.60%, 9/24/27 (USD)  10,300,000 10,873
Republic of Turkiye , 9.375%, 3/14/29 (USD)  20,400,000 22,207
Republic of Turkiye , 9.375%, 1/19/33 (USD)  10,680,000 11,955
Republic of Turkiye , 9.875%, 1/15/28 (USD)  3,260,000 3,582
Total Türkiye (Cost $103,811) 106,300
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.375%, 9/25/34 (USD) (6) 39,540,000 11,439
Total Ukraine (Cost $10,891) 11,439
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 9,937
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 10,900,000 10,830
Galaxy Pipeline Assets Bidco , 2.625%, 3/31/36 (USD)  9,505,000 7,739
Ruwais Power, 6.00%, 8/31/36 (USD)  4,470,000 4,531
33,037
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,715
1,715
Total United Arab Emirates (Cost $36,913) 34,752
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition date: 8/23/18,
Cost $— (EUR) (4)(5)(8) 3,975,047 21
Total United Kingdom (Cost $–) 21
UNITED STATES 0.5%
Corporate Bonds 0.5%
Hyundai Capital America, 5.60%, 3/30/28 (1) 6,730,000 6,775
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 14,803
Total United States (Cost $24,791) 21,578

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
URUGUAY 0.4%
Government Bonds 0.4%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  15,120,000 15,778
Total Uruguay (Cost $15,997) 15,778
UZBEKISTAN 0.0%
Government Bonds 0.0%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 545
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,032
Total Uzbekistan (Cost $1,535) 1,577
VENEZUELA 2.5%
Government Bonds 2.5%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (5)(6) 43,175,000 5,268
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (5)(6) 51,525,000 6,441
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (5)(6) 8,566,000 1,062
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (5)(6) 13,761,000 10,673
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (5)(6) 386,635,000 50,649
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (5)(6) 40,163,000 6,024
Republic of Venezuela, 6.00%, 12/9/20 (USD) (5)(6) 36,325,000 5,194
Republic of Venezuela, 7.75%, 10/13/19 (USD) (5)(6) 57,970,000 8,826
Republic of Venezuela, 9.25%, 9/15/27 (USD) (5)(6) 9,000,000 1,710
Republic of Venezuela, 11.75%, 10/21/26 (USD) (5)(6) 13,100,000 2,530
Republic of Venezuela, 12.75%, 8/23/22 (USD) (5)(6) 8,300,000 1,552
Total Venezuela (Cost $304,672) 99,929
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  400,000 397
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.50%, 3/13/28 (USD)  4,750,000 4,468
Total Vietnam (Cost $4,921) 4,865
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 0.50%, 12/31/53 (USD)  2,694,330 1,320

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  2,869,952 2,522
Total Zambia (Cost $4,070) 3,842
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.38% (9)(10) 80,468,231 80,468
Total Short-Term Investments (Cost $80,468) 80,468
Total Investments in Securities
98.3% of Net Assets
(Cost $4,473,644) $ 4,004,204
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $918,504 and represents 22.5% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,206 and represents 0.2% of net assets.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/24 INR 1,805,011 USD 21,612 $ 30
Bank of America 7/12/24 USD 61,425 MXN 1,023,540 5,602
Bank of America 9/6/24 USD 21,201 MYR 98,713 243
Bank of America 10/11/24 USD 21,543 INR 1,805,011 (32)
Barclays Bank 7/5/24 KRW 25,996,216 USD 19,386 (505)
Barclays Bank 7/5/24 TWD 177,496 USD 5,492 (22)
Barclays Bank 7/5/24 USD 3,005 INR 250,576 —
Barclays Bank 10/15/24 USD 5,521 TWD 177,496 35
BNP Paribas 7/5/24 IDR 312,495,834 USD 19,004 83
BNP Paribas 7/5/24 USD 19,143 KRW 25,996,216 261
BNP Paribas 7/12/24 USD 16,183 ZAR 307,846 (719)
BNP Paribas 9/6/24 USD 10,898 MYR 50,673 139
BNP Paribas 10/11/24 USD 18,950 IDR 312,495,834 (108)
Citigroup Global
Markets 7/5/24 INR 755,234 USD 9,052 3
Citigroup Global
Markets 7/5/24 USD 10,073 INR 841,956 (22)
Citigroup Global
Markets 10/11/24 USD 9,023 INR 755,234 (4)
Deutsche Bank 7/5/24 IDR 322,058,488 USD 19,830 (159)
Deutsche Bank 7/5/24 USD 48,340 IDR 766,332,262 1,534
Deutsche Bank 8/16/24 USD 24,495 PLN 97,660 249
Deutsche Bank 9/4/24 USD 9,720 BRL 51,993 490
Goldman Sachs 7/5/24 TWD 429,320 USD 13,273 (43)
Goldman Sachs 7/5/24 USD 19,175 TWD 606,816 476
Goldman Sachs 9/4/24 USD 9,231 BRL 49,952 363
Goldman Sachs 10/15/24 USD 13,343 TWD 429,320 73
HSBC Bank 7/5/24 IDR 131,777,939 USD 8,047 2
HSBC Bank 7/12/24 MXN 29,880 USD 1,614 16
HSBC Bank 7/12/24 ZAR 164,376 USD 9,118 (93)
HSBC Bank 9/13/24 USD 65,001 CNH 466,892 669
HSBC Bank 10/11/24 USD 8,026 IDR 131,777,939 (11)
JPMorgan Chase 7/12/24 MXN 539,401 USD 30,127 (709)
RBC Dominion
Securities 7/5/24 USD 7,505 INR 624,321 20
RBC Dominion
Securities 7/12/24 MXN 329,427 USD 19,175 (1,208)
RBC Dominion
Securities 7/12/24 USD 21,523 MXN 369,909 1,348
Standard Chartered 10/11/24 USD 16,103 PEN 61,227 175

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 9/4/24 USD 28,136 BRL 146,304 $ 2,164
State Street 9/13/24 USD 1,964 CNH 14,138 16
UBS Investment Bank 7/5/24 USD 10,088 INR 843,392 (24)
UBS Investment Bank 8/23/24 USD 199,639 EUR 182,932 3,190
Wells Fargo 7/5/24 PEN 23,492 USD 6,324 (212)
Wells Fargo 7/5/24 USD 6,314 PEN 23,492 202
Wells Fargo 9/6/24 USD 24,994 COP 97,939,547 1,656
Net unrealized gain (loss) on open forward
currency exchange contracts $ 15,168

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 534 Euro BUND contracts 9/24 (75,272) $ (755)
Long, 22 U.S. Treasury Notes ten year contracts 9/24 2,420 3
Long, 1,578 Ultra U.S. Treasury Bonds contracts 9/24 197,792 2,204
Net payments (receipts) of variation margin to date (3,829)
Variation margin receivable (payable) on open futures contracts $ (2,377)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ —# $ — $ 1,149+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 43,009  ¤  ¤ $ 80,468^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,149 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,468.

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,473,644) $ 4,004,204
Interest receivable 67,013
Unrealized gain on forward currency exchange contracts 19,039
Cash deposits on futures contracts 10,512
Foreign currency (cost $2,935) 2,917
Due from affiliates 1,671
Cash 1,412
Cash deposits on centrally cleared swaps 1,100
Receivable for shares sold 1,039
Other assets 42
Total assets 4,108,949
Liabilities
Payable for investment securities purchased 20,447
Payable for shares redeemed 3,922
Unrealized loss on forward currency exchange contracts 3,871
Variation margin payable on futures contracts 2,377
Investment management fees payable 2,333
Payable to directors 3
Other liabilities 716
Total liabilities 33,669
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 4,075,280

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,560,059)
Paid-in capital applicable to 449,321,096 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 5,635,339
NET ASSETS $ 4,075,280
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $362,581; Shares outstanding: 39,986,378) $ 9.07
Advisor Class
(Net assets: $74; Shares outstanding: 8,129) $ 9.07
I Class
(Net assets: $739,498; Shares outstanding: 81,653,722) $ 9.06
Z Class
(Net assets: $2,973,127; Shares outstanding:
327,672,867) $ 9.07

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $344) $ 129,657
Dividend 1,149
Other 48
Total income 130,854
Expenses
Investment management 13,945
Shareholder servicing
Investor Class $ 479
I Class 54 533
Prospectus and shareholder reports
Investor Class 8
I Class 11
Z Class 3 22
Custody and accounting 321
Legal and audit 105
Registration 42
Directors 7
Miscellaneous 42
Waived / paid by Price Associates (10,774)
Total expenses 4,243
Net investment income 126,611

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (133,256)
Futures 2,897
Forward currency exchange contracts (3,004)
Foreign currency transactions (595)
Net realized loss (133,958)
Change in net unrealized gain / loss
Securities 100,785
Futures (12,225)
Forward currency exchange contracts 22,927
Other assets and liabilities denominated in foreign currencies (570)
Change in net unrealized gain / loss 110,917
Net realized and unrealized gain / loss (23,041)
INCREASE IN NET ASSETS FROM OPERATIONS $ 103,570

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 126,611 $ 245,955
Net realized loss (133,958) (230,155)
Change in net unrealized gain / loss 110,917 507,817
Increase in net assets from operations 103,570 523,617
Distributions to shareholders
Net earnings
Investor Class (10,165) (26,569)
Advisor Class (2) (5)
I Class (19,230) (29,036)
Z Class (97,246) (190,347)
Decrease in net assets from distributions (126,643) (245,957)
Capital share transactions
*
Shares sold
Investor Class 37,086 106,792
Advisor Class 8 12
I Class 137,826 248,962
Z Class 107,046 337,594
Distributions reinvested
Investor Class 9,468 25,183
Advisor Class 2 5
I Class 17,031 25,358
Z Class 96,713 189,858
Shares redeemed
Investor Class (61,053) (317,292)
Advisor Class (23) (44)
I Class (44,548) (122,744)
Z Class (316,395) (598,171)
Decrease in net assets from capital share
transactions (16,839) (104,487)

T. ROWE PRICE Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period (39,912) 173,173
Beginning of period 4,115,192 3,942,019
End of period $ 4,075,280 $ 4,115,192
*Share information (000s)
Shares sold
Investor Class 4,105 12,386
Advisor Class 1 1
I Class 15,240 29,259
Z Class 11,846 39,891
Distributions reinvested
Investor Class 1,046 2,931
Advisor Class –
(1)
1
I Class 1,884 2,954
Z Class 10,685 22,069
Shares redeemed
Investor Class (6,745) (37,204)
Advisor Class (3) (5)
I Class (4,928) (14,416)
Z Class (35,021) (70,097)
Decrease in shares outstanding (1,890) (12,230)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets
Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Bond Fund–I Class (I Class) and the
Emerging Markets Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes. On May 8,
2024, the Board approved the reorganization of the T. Rowe Price Institutional
Emerging Markets Bond Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or around September 27, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Emerging Markets Bond Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.

T. ROWE PRICE Emerging Markets Bond Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Emerging Markets Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,916,530 $ — $ 3,916,530
Common Stocks — — 21 21
Private Investment Company
2
— — — 7,185
Short-Term Investments 80,468 — — 80,468
Total Securities 80,468 3,916,530 21 4,004,204
Forward Currency Exchange
Contracts — 19,039 — 19,039
Futures Contracts* 2,207 — — 2,207
Total $ 82,675 $ 3,935,569 $ 21 $ 4,025,450
Liabilities
Forward Currency Exchange
Contracts $ — $ 3,871 $ — $ 3,871
Futures Contracts* 755 — — 755
Total $ 755 $ 3,871 $ — $ 4,626
1
Includes Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 2,207
Foreign exchange derivatives Forwards 19,039
*
Total $ 21,246
*
Liabilities
Interest rate derivatives Futures $ 755
Foreign exchange derivatives Forwards 3,871
Total $ 4,626
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ 2,897 $ — $ 2,897
Foreign exchange derivatives — (3,004) (3,004)
Total $ 2,897 $ (3,004) $ (107)

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (12,225) $ — $ (12,225)
Foreign exchange derivatives — 22,927 22,927
Total $ (12,225) $ 22,927 $ 10,702

T. ROWE PRICE Emerging Markets Bond Fund

in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, cash of $1,100,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $5,003,000 cash and securities valued at
$11,647,000. As of June 30, 2024, cash of $10,512,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the

T. ROWE PRICE Emerging Markets Bond Fund

contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 11% and 13% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and

T. ROWE PRICE Emerging Markets Bond Fund

imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and

T. ROWE PRICE Emerging Markets Bond Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $816,934,000 and
$893,979,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$896,938,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,480,769,000. Net unrealized loss aggregated $460,222,000 at period-end, of which $83,893,000 related to appreciated investments and $544,115,000 related to depreciated investments.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE Emerging Markets Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $544,000 remain subject to repayment by the fund

T. ROWE PRICE Emerging Markets Bond Fund

at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $383,000 for T. Rowe Price Services, Inc.;
and $4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.05% 1.15% 0.01% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$(100) $(10,674)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Emerging Markets Bond Fund

the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $4,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE Emerging Markets Bond Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
NOTE 9 - SUBSEQUENT EVENT
Effective September 1, 2024, Price Associates has contractually agreed to permanently waive any portion of the investment management fee it is entitled to receive from the fund in order to limit the fund’s investment management fee rate to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund.
Effective September 1, 2024, with respect to the I Class, Price Associates has also contractually agreed to permanently pay the operating expenses of the fund’s I Class (excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and
acquired fund fees and expenses (I Class Operating Expenses)), to the extent the I Class Operating Expenses exceed 0.00% of the class’ average daily net assets. The agreement may only be terminated with approval by the fund’s
Board and shareholders.

T. ROWE PRICE Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Emerging Markets Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), first quintile (Advisor Class Expense Group), and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense
Group and Expense Universe) and first quintile (Advisor Class Expense Group).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Emerging Markets Bond Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Emerging Markets Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024